Cover	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	GRAM
Entity Registrant Name	Grana & Montero S.A.A.
Entity Central Index Key	0001572621
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	871,917,855
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Accounting Standard	IFRS
Document Annual Report	true
Document Transition Report	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	PE
Document Shell Company Report	false
Title of 12(b) Security	Common Shares, par value s/1.00 per share
Security Exchange Name	NYSE